Financial risk management - Summary of Exposure to Various Currencies Denominated in Foreign Currency (Details) ₺ in Thousands, € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 856,797				$ 540,473				$ 279,735
Accounts receivable and other	190,676				121,082
Current derivative assets	52				2,502
Other non-current assets	120,418				185,209
Accounts payable and other	(366,690)				(254,030)
Current derivative financial liabilities	(25,587)				(279)
Non-current derivative liabilities	(35,743)				(18,843)
Non-current debt - Term Facility	(915,425)				(636,059)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 48,243				$ 12,898
Accounts receivable and other		9,861				14,759
Current derivative assets		74				0
Other non-current assets		2,681				2,681
Investments in marketable securities		239,883				133,305
Accounts payable and other		(160,206)				(97,211)
Current derivative financial liabilities		0
Non-current derivative liabilities		0				0
Other non-current liabilities		(2,693)				(13,707)
Net assets (liabilities)	95,584	137,843			40,014	52,725
Currency risk | Canadian dollar | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current debt - Term Facility		$ 0				$ 0
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €			€ 195,111				€ 98,566
Accounts receivable and other | €			43,946				17,392
Current derivative assets | €			0				414
Other non-current assets | €			75,094				67,453
Investments in marketable securities | €			0				0
Accounts payable and other | €			(133,103)				(92,650)
Current derivative financial liabilities | €			(2,483)
Non-current derivative liabilities | €			(9,245)				(10,917)
Other non-current liabilities | €			(6,390)				(4,652)
Net assets (liabilities)	(301,175)		(289,708)		(89,056)		(80,588)
Currency risk | Euro | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current debt - Term Facility | €			€ (452,638)				€ (156,194)
Currency risk | Turkish lira
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺				₺ 184,164				₺ 125,697
Accounts receivable and other | ₺				188,558				350,649
Current derivative assets | ₺				0				0
Other non-current assets | ₺				0				0
Investments in marketable securities | ₺				0				0
Accounts payable and other | ₺				(3,255,407)				(1,817,969)
Current derivative financial liabilities | ₺				0
Non-current derivative liabilities | ₺				0				0
Other non-current liabilities | ₺				(229,315)				(201,567)
Net assets (liabilities)	(88,573)			(3,112,000)	(52,421)			(1,543,190)
Currency risk | Turkish lira | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current debt - Term Facility | ₺				₺ 0				₺ 0
Currency risk | Other foreign currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets (liabilities)	$ (800)				$ (200)